Accrued liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Accrued liabilities
Consulting and professional fees	$ 2,865	$ 1,110
Accrued payable due Taro Pharmaceuticals Industries Ltd		7,500
Accrued interest	245
Supply agreement - current portion	4,207	4,207
Employee compensation	553	1,554
Other	7	497
Total accrued liabilities	$ 7,877	$ 14,868